Note 10 - Equity Incentive Plans - Total Stock-based Compensation Recognized for Options (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expense	$ 1,482	$ 2,459	$ 8,314	$ 11,501
Research and Development [Member]
Share-Based Payment Arrangement, Expense	812	1,702	5,554	7,246
General and Administrative [Member]
Share-Based Payment Arrangement, Expense	$ 670	$ 757	$ 2,760	$ 4,255